Line of Credit - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Jul. 31, 2013
Line Of Credit Facility [Line Items]
Credit facility, net		$ 4,731,541
UBS Bank [Member]
Line Of Credit Facility [Line Items]
Credit facility, net	$ 2,000,000		$ 1,500,000
Debt instrument, description of variable rate basis	Interest accrues daily on the outstanding balance and is paid monthly at a variable rate which, as of December 31, 2013, was 2.75% over the 30 day LIBOR rate or a nominal annual interest rate of 2.92%.
Common stock warrants coverage amount of the fair market value	50.00%
UBS Bank [Member] | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	2.75%
UBS Bank [Member] | Base Rate
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	2.92%